Document and Entity Information	Oct. 30, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2025
Entity Registrant Name	Customers Bancorp, Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-35542
Entity Tax Identification Number	27-2290659
Entity Address, Address Line One	701 Reading Avenue
Entity Address, City or Town	West Reading
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19611
City Area Code	610
Local Phone Number	933-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001488813
Amendment Flag	false
Voting Common Stock, par value $1.00 per share | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Voting Common Stock, par value $1.00 per share
Trading Symbol	CUBI
Security Exchange Name	NYSE
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series F, par value $1.00 per share | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative PerpetualPreferred Stock, Series F, par value $1.00 per share
Trading Symbol	CUBI/PF
Security Exchange Name	NYSE
5.375% Subordinated Notes due 2034 | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	5.375% Subordinated Notes due 2034
Trading Symbol	CUBB
Security Exchange Name	NYSE